Operating profit	12 Months Ended
Dec. 31, 2021
Other Operating Income and Expense
Operating profit

2 Operating profit

Operating profit includes the following significant items:

Cost of sales

In 2021, Cost of sales includes a charge of $2,198m in relation to the release, in line with sales, of fair value uplift to inventory that was recognised under IFRS 3 ‘Business Combinations’ upon the acquisition of Alexion (see Note 27).

During the year $290m (2020: $nil) of government grants were recognised within Cost of sales. Substantially all of the grants recognised relate to funding of manufactured Vaxzevria product for the US government, which expired prior to being accepted by the FDA. Historically, AstraZeneca did not receive any substantial government grants prior to the commencement of these programmes in 2020.

Selling, general and administrative expense

In 2021, Selling, general and administrative expense includes a charge of $42m (2020: credit of $51m; 2019: credit of $516m) resulting from changes in the fair value of contingent consideration arising from the acquisition of the diabetes alliance from BMS. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future royalties payable.

In 2021, Selling, general and administrative expense also includes a charge of $5m (2020: credit of $143m; 2019: credit of $58m) resulting from changes in the fair value of contingent consideration arising from the acquisition of Almirall's respiratory business. These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future milestones payable.

In 2021, Selling, general and administrative expense also includes a charge of $48m (2020: credit of $9m; 2019: charge of $610m) relating to a number of legal proceedings including settlements in various jurisdictions in relation to several marketed products.

Research and development expense: Government grants

During the year $531m (2020: $222m) of government grants were recognised within Research and development expense. Substantially all of the grants recognised relate to funding for research and development and related expenses for Vaxzevria $309m; (2020: $161m) and AZD7442 $222m; (2020: $61m). Historically, AstraZeneca did not receive any substantial government grants prior to the commencement of these programmes in 2020.

Other operating income and expense

	2021	2020	2019
	$m	$m	$m
Royalties
Income	63	149	146
Amortisation	(1)	(2)	(4)
Gains on disposal of intangible assets	513	1,030	1,243
Gains on disposal of investments in associates and joint ventures	776	–	–
Net (losses)/gains on disposal of other non-current assets	(4)	25	(21)
Impairment of property, plant and equipment	–	(12)	–
Other income[1]	453	406	285
Other expense	(308)	(68)	(108)
Other operating income and expense	1,492	1,528	1,541

1	Other income in 2021 includes $99m of payments from Allergan in respect of the development of brazikumab (2020: $107m; 2019: $nil).

Royalty amortisation relates to intangible assets recorded in respect of income streams acquired with MedImmune.

Gains on disposal of intangible assets in 2021 includes $317m on disposal of rights to Crestor in over 30 countries in Europe, except in the UK and Spain.

Gains on disposal of intangible assets in 2020 includes $350m on disposal of global rights excluding US, India and Japan to established hypertension medicines to Atnahs Pharma, $400m on disposal of rights in over 70 countries to Atacand to Cheplapharm and $120m on the sale of an FDA Priority Review Voucher.

Gains on disposal of intangible assets in 2019 includes $515m on disposal of US rights to Synagis to Sobi, $243m on disposal of rights to Losec globally excluding China, Japan, the US and Mexico to Cheplapharm, $181m on disposal of rights to Arimidex and Casodex in Europe and certain additional countries to Juvisé Pharmaceuticals and $213m on disposal of commercialisation rights to Seroquel and Seroquel XR in Europe, Russia, US and Canada to Cheplapharm.

Gains on disposal of investments in associates and joint ventures in 2021 relates to the disposal of the 26.7% ownership in Viela Bio, as part of the acquisition of Viela by Horizon Therapeutics plc. AstraZeneca received cash proceeds and profit of $776m upon closing, with the profit recorded as Other operating income.

As part of the total consideration received in respect of the agreement to sell US rights to Synagis in 2019, $150m related to the rights to participate in the future cash flows from the US profits or losses for nirsevimab. A further $40m was received in 2020 and $20m in 2021. The total amount has been recognised as a financial liability as the Group has not fully transferred the risks and rewards of the underlying cash flows arising from nirsevimab to Sobi. This liability is presented in Other payables within Non-current liabilities. The associated cash flow is presented within investing activities as the Group has received the cash in exchange for agreeing to transfer future cash flows relating to an intangible asset. In 2021, as a result of the Probability of Technical/Regulatory Success unwind, an increase of $114m to the Profit Participation Liability has been recorded in Other operating expense.

Restructuring costs

In conjunction with the acquisition of Alexion, the enlarged Group has initiated a comprehensive Post Alexion Acquisition Group Review, aimed at integrating systems, structure and processes, optimising the global footprint and prioritising resource allocations and investments. These activities are expected to be substantially complete by the end of 2025, with a number of planned activities having commenced in late 2021. The Group has also continued to progress other legacy restructuring programmes, including the Global Post-Pandemic New Ways of Working programme that was initiated in 2020 in response to the changing business environment, accelerated by the COVID-19 pandemic.

During 2021, the Group has incurred $1,283m of restructuring costs, of which $1,030m resulted from activities that are part of the Post Alexion Acquisition Group Review. These included $449m within Cost of sales due to the rationalisation of our manufacturing capacity and footprint across certain production sites, $161m within Research and development expense and $81m in Cost of sales due to the de-prioritisation of various development projects within the enlarged Group’s pipeline, $144m within Cost of sales in relation to the renegotiation of manufacturing capacity agreements with third parties and $98m, recognised principally in Selling, general and administrative expense, of severance payments and the associated costs of compensating those Alexion employees whose roles were eliminated due to duplication with existing AstraZeneca roles.

Total restructuring costs in 2021 included impairments of property, plant and equipment ($343m) and impairments of software intangibles ($16m).

The tables below show the costs that have been charged in respect of restructuring programmes by cost category and type. Severance provisions are detailed in Note 21.

	2021	2020	2019
	$m	$m	$m
Cost of sales	722	53	73
Research and development expense	223	35	101
Selling, general and administrative expense	338	162	173
Other operating income and expense	–	1	–
Total charge	1,283	251	347

	2021	2020	2019
	$m	$m	$m
Severance costs	217	26	137
Accelerated depreciation and impairment charges[1]	371	17	(67)
Other[2]	695	208	277
Total charge	1,283	251	347

1	Included within accelerated depreciation and impairment in 2019 is a credit relating to the impairment reversal of two manufacturing sites in Colorado, US. Refer to Note 7 for further details.
2	Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives, including costs of integrating systems, structure and processes as part of our Post Alexion Acquisition Group Review, costs relating to the Alexion acquisition, internal project costs and external consultancy fees.

Financial instruments

Included within Operating profit are the following net gains and losses on financial instruments:

	2021	2020	2019
	$m	$m	$m
Losses on forward foreign exchange contracts	(21)	(86)	(112)
(Losses)/gains on receivables and payables	(42)	89	66
Total	(63)	3	(46)

Impairment charges

Details of impairment charges for 2021, 2020 and 2019 are included in Notes 7 and 10.